Consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 104,357	$ 109,558
Restricted cash, current	70	4,000
Trade accounts receivable, net of allowance for doubtful accounts of $1,232 at March 31, 2018 and $435 at March 31, 2017	186,991	144,862
Unbilled revenue	33,310	14,454
Work-in-progress	3,734	2,805
Due from related parties (Note 13)	1,272	1,084
VAT and other taxes receivable	4,082	1,732
Advances issued	1,777	2,740
Other current assets	8,041	5,224
Total current assets	343,634	286,459
Non-current assets
Restricted cash, non-current	2,775	1,399
Deferred tax assets (Note 15)	4,349	3,423
Property and equipment, net	52,739	49,571
Intangible assets, net (Note 6 and 7)	106,368	120,430
Goodwill (Note 5)	88,908	76,918
Other non-current assets	5,047	9,007
Total non-current assets	260,186	260,748
Total assets	603,820	547,207
Current liabilities
Short-term borrowings (Note 8)	856	633
Accounts payable	25,964	24,402
Accrued liabilities (Note 12)	49,593	38,513
Deferred revenue	4,105	3,815
Due to related parties (Note 13)	14	460
Taxes payable	22,916	21,283
Payable under foreign currency forward contracts (Note 10)	776	295
Payables for acquisitions, current (Note 2 and 9)	6,415	17,221
Other current liabilities	2,302	2,025
Total current liabilities	112,941	108,647
Deferred tax liability, non-current (Note 15)	10,830	16,907
Payables for acquisitions, non-current (Note 2 and 9)	2,895	32,206
Other non-current liabilities	7,205	2,629
Total liabilities	133,871	160,389
Shareholders' equity
Share capital (80,000,000 shares authorized; 34,063,981 issued and outstanding with no par value as at March 31, 2018, and 80,000,000 shares authorized; 33,540,034 issued and outstanding with no par value as at March 31, 2017)	0	0
Additional paid-in capital	155,456	133,192
Common stock held in treasury, at cost (61,874 shares as of March 31, 2018; 93,813 shares as of March 31, 2017)	(3,424)	(6,028)
Retained earnings	320,521	263,508
Accumulated other comprehensive loss	(2,636)	(3,886)
Total shareholders' equity attributable to the Group	469,917	386,786
Non-controlling interest	32	32
Total equity	469,949	386,818
Total liabilities and equity	$ 603,820	$ 547,207